Tax - Specification of temporary differences and deferred tax (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Temporary Differences And Deferred Tax [Abstract]
Property, plant and equipment		$ (164)	$ (164)	$ (89)
Pensions		(539)	(425)	(225)
Total basis for deferred tax		(703)	(590)	(314)
Deferred tax liability	[1],[2]	$ (155)	$ (136)	$ (75)

[1]	Due to materiality, not recognized on a separate line in the statements of financial position.
[2]	The general income tax rate is reduced from 23% to 22%, effective from fiscal year 2019, reduced from 24% to 23%, effective from fiscal year 2018 and reduced from 25% to 24%, effective from fiscal year 2017.